Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Reconciliation of Cash, Cash Equivalents and Restricted Cash [Table Text Block]

	December 31, 2017
	AEP	AEP Texas	APCo	OPCo
	(in millions)
Cash and Cash Equivalents	$214.6	$2.0	$2.9	$3.1
Restricted Cash	198.0	155.2	16.3	26.6
Total Cash, Cash Equivalents and Restricted Cash	$412.6	$157.2	$19.2	$29.7

	December 31, 2016
	AEP	AEP Texas	APCo	OPCo
	(in millions)
Cash and Cash Equivalents	$210.5	$0.6	$2.7	$3.1
Restricted Cash	193.0	146.3	15.8	27.2
Total Cash, Cash Equivalents and Restricted Cash	$403.5	$146.9	$18.5	$30.3

Significant Customers

Significant Customers of AEP Texas:
Centrica, Just Energy and Reliant Energy	2017 (a)	2016	2015
Percentage of Total Revenues	35%	46%	53%
Percentage of Accounts Receivable – Customers	31%	42%	43%

(a)	Just Energy did not meet the Total Revenue threshold of 10% in order to be considered a significant customer.

Significant Customers of AEPTCo:
AEP Subsidiaries	2017	2016	2015
Percentage of Total Revenues	80%	77%	73%
Percentage of Total Accounts Receivable	82%	86%	77%

Target Asset Allocations

Pension Plan Assets	Target
Equity	25%
Fixed Income	59%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	49%
Fixed Income	49%
Cash and Cash Equivalents	2%

Basic and Diluted EPS Calculations

	Years Ended December 31,
	2017		2016		2015
	(in millions, except per share data)
		$/share		$/share		$/share
Income from Continuing Operations	$1,928.9		$620.5		$1,768.6
Less: Net Income Attributable to Noncontrolling Interests	16.3		7.1		5.2
Earnings Attributable to AEP Common Shareholders from Continuing Operations	$1,912.6		$613.4		$1,763.4

Weighted Average Number of Basic Shares Outstanding	491.8	$3.89	491.5	$1.25	490.3	$3.59
Weighted Average Dilutive Effect of Stock-Based Awards	0.8	(0.01)	0.2	—	0.3	—
Weighted Average Number of Diluted Shares Outstanding	492.6	$3.88	491.7	$1.25	490.6	$3.59

Supplementary Information

	Years Ended December 31,
Cash Flow Information	2017	2016	2015
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$858.3	$848.5	$857.2
Income Taxes	(1.1)	29.5	120.2
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	60.7	86.1	150.2
Construction Expenditures Included in Current Liabilities as of December 31,	1,330.8	858.0	741.4
Construction Expenditures Included in Noncurrent Liabilities as of December 31,	71.8	—	51.6
Construction Expenditures Included in Noncurrent Assets as of December 31,	—	—	10.5
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	—	2.1	37.9
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	2.6	0.7	2.2

2017

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,709.1	$221.1	$97.1	$407.6	$203.1	$200.9	$131.4	$217.2
Amortization of Certain Securitized Assets	275.9	231.4	—	—	—	44.4	—	—
Amortization of Regulatory Assets and Liabilities	12.2	(2.4)	—	0.3	7.8	(19.4)	(1.0)	0.2
Total Depreciation and Amortization	$1,997.2	$450.1	$97.1	$407.9	$210.9	$225.9	$130.4	$217.4

2016

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,688.5	$204.0	$65.9	$387.6	$183.9	$202.3	$122.6	$196.6
Amortization of Certain Securitized Assets	254.6	210.3	—	—	—	44.3	—	—
Amortization of Regulatory Assets and Liabilities	19.2	(0.4)	—	0.9	7.8	(8.0)	7.6	(0.1)
Total Depreciation and Amortization	$1,962.3	$413.9	$65.9	$388.5	$191.7	$238.6	$130.2	$196.5

2015

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,674.3	$193.3	$42.4	$385.6	$193.5	$184.4	$108.6	$190.7
Amortization of Certain Securitized Assets	318.9	275.5	—	—	—	43.3	—	—
Amortization of Regulatory Assets and Liabilities	16.5	0.1	—	3.2	4.9	(10.2)	8.9	1.3
Total Depreciation and Amortization	$2,009.7	$468.9	$42.4	$388.8	$198.4	$217.5	$117.5	$192.0